Property, Plant and Equipment, Net: Property, Plant and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Tables/Schedules
Property, Plant and Equipment, Net

	March 31, 2014	June 30, 2013
	(unaudited)
Buildings	$11,520,404	$9,121,541
Plant equipment	8,832,992	8,548,658
Office equipment	285,152	250,339
Motor vehicles	278,667	291,784
Total	20,917,215	18,212,322

Less: accumulated depreciation	(3,668,064)	(2,827,442)
Construction in progress	78,712	2,293,573

Property, plant and equipment, net	$17,327,863	$17,678,453

	June 30, 2013	June 30, 2012

Buildings	$9,121,541	$8,928,545
Plant equipment	8,548,658	2,490,764
Office equipment	250,339	208,539
Motor vehicles	291,784	285,610
Total	18,212,322	11,913,458

Less: accumulated depreciation	(2,827,442)	(2,188,340)
Construction in progress	2,293,573	1,956,154

Property, plant and equipment, net	$17,678,453	$11,681,272